Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
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Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2016	2017
Accrued salaries and benefits	$581	$690
Accrued professional fees	88	171
Advance received from customers	584	173
Others	152	466
	$1,405	$1,500